Climate change and energy transition - Schedule of number of EU ETS quotas utilised and related monetary amounts recognised (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Quotas	Dec. 31, 2022 USD ($) Quotas
Number of EU ETS quotas in thousands
Opening balance	10,782	11,026
Allocated free quotas	356	3,697
Purchased quotas on market	7,822	5,985
Sold quotas on market	0	0
Returned excess free quotas	(544)	0
Settled quotas (offset against emissions)	(9,840)	(9,926)
Closing balance	8,576	10,782
Value of quotas [Abstract]
Opening balance | $	$ 20	$ 59
Purchased quotas on market | $	708	509
Settled quotas (offset against emissions) | $	(635)	(548)
Closing balance | $	$ 93	$ 20